Related Paty Transactions (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
NSPML | Regulated
Related Party Transaction [Line Items]
Purchases from Related Party	$ 107	$ 97
M&NP | Non-Regulated
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 63	$ 29